Note 8 - Dividends Distribution (Details Textual) - USD ($) $ / shares in Units, $ in Millions	Nov. 20, 2019	Oct. 30, 2019	May 22, 2019	Nov. 21, 2018	May 23, 2018	Nov. 22, 2017	May 24, 2017	Nov. 23, 2016	May 06, 2019	May 02, 2018	May 03, 2017
Statement Line Items [Line Items]
Dividends recognised as distributions to owners per share (in dollars per share)		$ 0.13
Dividends payable, amount per ads (in dollars per share)		$ 0.26
Dividends recognised as distributions to owners	$ 153		$ 484		$ 484		$ 484
Dividends payable, amount per share including interim dividend (in dollars per share)									$ 0.41	$ 0.41	$ 0.41
Dividends payable, amount per ADS including interim dividend (in dollars per share)									$ 0.82	$ 0.82	$ 0.82
Dividends paid, ordinary shares per share (in dollars per share)			$ 0.28	$ 0.13	$ 0.28	$ 0.13	$ 0.28	$ 0.13
Dividends paid, per ADS (in dollars per share)			$ 0.56	$ 0.26	$ 0.56	$ 0.26	$ 0.56	$ 0.26